CORPORATE INFORMATION (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) subsidiary	Mar. 31, 2024 CAD ($)	Sep. 19, 2024 shares
Corporate information and statement of IFRS compliance [abstract]
Number of subsidiaries | subsidiary	7
Share consolidation, new shares issued (in shares) | shares			1
Share consolidation, shares issued previously (in shares) | shares			38
Deficit	$ 339,368	$ 226,231
Cash	135,022	208,992
Net loss	113,137	78,080
Cash flows from (used in) operating activities	$ (101,300)	$ (68,908)